Dividends - Summary of Dividends Declared by Board of directors (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Dividends Payable [Line Items]
Dividends Per Ordinary Share	$ 1.872	$ 1.7	$ 1.545
Dividends Declaration Date August 7, 2024 [Member]
Dividends Payable [Line Items]
Declaration Date	Aug. 07, 2024
Record Date	Sep. 30, 2024
Payment Date	Oct. 25, 2024
Dividends Per Ordinary Share	$ 0.479
Total Amount	$ 54,081
Dividends Declaration Date May 8, 2024 [Member]
Dividends Payable [Line Items]
Declaration Date	May 08, 2024
Record Date	Jun. 28, 2024
Payment Date	Jul. 26, 2024
Dividends Per Ordinary Share	$ 0.479
Total Amount	$ 54,703
Dividends Declaration Date February 6, 2024 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 06, 2024
Record Date	Mar. 29, 2024
Payment Date	Apr. 26, 2024
Dividends Per Ordinary Share	$ 0.479
Total Amount	$ 55,528
Dividends Declaration Date November 7, 2023 [Member]
Dividends Payable [Line Items]
Declaration Date	Nov. 07, 2023
Record Date	Dec. 29, 2023
Payment Date	Jan. 26, 2024
Dividends Per Ordinary Share	$ 0.435
Total Amount	$ 50,683
Dividends Declaration Date August 2, 2023 [Member]
Dividends Payable [Line Items]
Declaration Date		Aug. 02, 2023
Record Date		Sep. 29, 2023
Payment Date		Oct. 27, 2023
Dividends Per Ordinary Share		$ 0.435
Total Amount		$ 51,053
Dividends Declaration Date May 10, 2023 [Member]
Dividends Payable [Line Items]
Declaration Date		May 10, 2023
Record Date		Jun. 30, 2023
Payment Date		Jul. 28, 2023
Dividends Per Ordinary Share		$ 0.435
Total Amount		$ 51,781
Dividends Declaration Date January 31, 2023 [Member]
Dividends Payable [Line Items]
Declaration Date		Jan. 31, 2023
Record Date		Mar. 31, 2023
Payment Date		Apr. 28, 2023
Dividends Per Ordinary Share		$ 0.435
Total Amount		$ 52,309
Dividends Declaration Date November 8, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date		Nov. 08, 2022
Record Date		Dec. 30, 2022
Payment Date		Jan. 27, 2023
Dividends Per Ordinary Share		$ 0.395
Total Amount		$ 47,635
Dividends Declaration Date August 3, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			Aug. 03, 2022
Record Date			Sep. 30, 2022
Payment Date			Oct. 28, 2022
Dividends Per Ordinary Share			$ 0.395
Total Amount			$ 47,735
Dividends Declaration Date May 11, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			May 11, 2022
Record Date			Jun. 30, 2022
Payment Date			Jul. 29, 2022
Dividends Per Ordinary Share			$ 0.395
Total Amount			$ 48,180
Dividends Declaration Date February 1, 2022 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 01, 2022
Record Date			Mar. 31, 2022
Payment Date			Apr. 29, 2022
Dividends Per Ordinary Share			$ 0.395
Total Amount			$ 48,527
Dividends Declaration Date November 2, 2021 [Member]
Dividends Payable [Line Items]
Declaration Date			Nov. 02, 2021
Record Date			Dec. 31, 2021
Payment Date			Jan. 28, 2022
Dividends Per Ordinary Share			$ 0.36
Total Amount			$ 44,410